Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 ¥ / shares shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	1,287,205	1,287,205	1,246,073	1,246,073
Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.0005	¥ 0.0005		¥ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900	91,394,900	91,394,900
Ordinary shares, shares issued	21,003,533	21,003,533	20,802,611	20,802,611
Ordinary shares, shares outstanding	19,716,328	19,716,328	19,556,538	19,556,538
Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.0005	¥ 0.0005		¥ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100	8,605,100	8,605,100
Ordinary shares, shares issued	8,515,000	8,515,000	8,515,000	8,515,000
Ordinary shares, shares outstanding	8,515,000	8,515,000	8,515,000	8,515,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	1,287,205	1,287,205	1,246,073	1,246,073
Parent Company | Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900	91,394,900	91,394,900
Ordinary shares, shares issued	21,003,533	21,003,533	20,802,611	20,802,611
Ordinary shares, shares outstanding	19,716,328	19,716,328	19,556,538	19,556,538
Parent Company | Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100	8,605,100	8,605,100
Ordinary shares, shares issued	8,515,000	8,515,000	8,515,000	8,515,000
Ordinary shares, shares outstanding	8,515,000	8,515,000	8,515,000	8,515,000